Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on(3):
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)(2)	Average summary compensation table total for non-PEO named executive officers(1)(2)	Average compensation actually paid to non-PEO named executive officers(1)(2)	Total shareholder return	Peer group total shareholder return(3)	Net income(4)

2025	$39,104,905	$39,104,905	$9,818,624	$(17,625,830)	$28.61	$102.47	$2,733,000,000
2024	$36,285,182	$36,285,182	$11,894,715	$52,766,292	$—	$—	$1,746,000,000

Named Executive Officers, Footnote	The dollar amounts reported for Mr. Sabel, the Company’s principal executive officer (“PEO”), reflect the amounts reported in the “Total” column of our Summary Compensation Table for the fiscal years ended December 31, 2025 and December 31, 2024. The dollar amounts reported for our remaining named executive officers other than our PEO (“non-PEO NEOs”) reflect the average of amounts reported for Messrs. Thayer, Pender, Earl and Larson in the “Total” column of our Summary Compensation Table for the fiscal years ended December 31, 2025 and December 31, 2024.
PEO Total Compensation Amount	$ 39,104,905	$ 36,285,182
PEO Actually Paid Compensation Amount	$ 39,104,905	36,285,182
Adjustment To PEO Compensation, Footnote

	2025
Compensation Actually Paid	PEO	Non-PEO NEOs*

Summary Compensation Table Total	$39,104,905	$9,818,624
Less value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—	—
Plus year-end fair value of outstanding and unvested equity awards granted in the year	—	—
Plus fair value as of vesting date of equity awards granted and vested in the year	—	—
Plus (less) year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	$(10,224,598)
Plus (less) change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	—	$(17,219,856)
Compensation Actually Paid	$39,104,905	$(17,625,830)

*    Amounts presented are averages for the entire group of non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 9,818,624	11,894,715
Non-PEO NEO Average Compensation Actually Paid Amount	$ (17,625,830)	52,766,292
Adjustment to Non-PEO NEO Compensation Footnote

	2025
Compensation Actually Paid	PEO	Non-PEO NEOs*

Summary Compensation Table Total	$39,104,905	$9,818,624
Less value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—	—
Plus year-end fair value of outstanding and unvested equity awards granted in the year	—	—
Plus fair value as of vesting date of equity awards granted and vested in the year	—	—
Plus (less) year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	$(10,224,598)
Plus (less) change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	—	$(17,219,856)
Compensation Actually Paid	$39,104,905	$(17,625,830)

*    Amounts presented are averages for the entire group of non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return
Total shareholder return and net income are two indicators of the Company’s overall financial performance, however, they are not used in the design of our executive compensation program. Factors considered in setting NEOs’ compensation are set forth in the Compensation Discussion and Analysis section of this proxy statement. Nonetheless, we believe that CAP with respect to our NEOs generally aligns with the Company’s total shareholder return and net income in fiscal years 2024 and 2025, as applicable. In 2025, the value of a $100 investment in our common stock was $28.61, compared to $102.47 for the peer group, reflecting approximately a 71% cumulative loss for the Company and a 2% cumulative gain for the peer group. Further, our net income increased by approximately 57% from 2024 to 2025. From 2024 to 2025, the CAP to our PEO and non-PEO NEOs increased by 8% and decreased by 133%, respectively, compared to a 71% decrease in our TSR and 57% increase in our net income over the same time period.

Compensation Actually Paid vs. Net Income
Total shareholder return and net income are two indicators of the Company’s overall financial performance, however, they are not used in the design of our executive compensation program. Factors considered in setting NEOs’ compensation are set forth in the Compensation Discussion and Analysis section of this proxy statement. Nonetheless, we believe that CAP with respect to our NEOs generally aligns with the Company’s total shareholder return and net income in fiscal years 2024 and 2025, as applicable. In 2025, the value of a $100 investment in our common stock was $28.61, compared to $102.47 for the peer group, reflecting approximately a 71% cumulative loss for the Company and a 2% cumulative gain for the peer group. Further, our net income increased by approximately 57% from 2024 to 2025. From 2024 to 2025, the CAP to our PEO and non-PEO NEOs increased by 8% and decreased by 133%, respectively, compared to a 71% decrease in our TSR and 57% increase in our net income over the same time period.

Total Shareholder Return Vs Peer Group
Total shareholder return and net income are two indicators of the Company’s overall financial performance, however, they are not used in the design of our executive compensation program. Factors considered in setting NEOs’ compensation are set forth in the Compensation Discussion and Analysis section of this proxy statement. Nonetheless, we believe that CAP with respect to our NEOs generally aligns with the Company’s total shareholder return and net income in fiscal years 2024 and 2025, as applicable. In 2025, the value of a $100 investment in our common stock was $28.61, compared to $102.47 for the peer group, reflecting approximately a 71% cumulative loss for the Company and a 2% cumulative gain for the peer group. Further, our net income increased by approximately 57% from 2024 to 2025. From 2024 to 2025, the CAP to our PEO and non-PEO NEOs increased by 8% and decreased by 133%, respectively, compared to a 71% decrease in our TSR and 57% increase in our net income over the same time period.

Total Shareholder Return Amount	$ 28.61	0
Peer Group Total Shareholder Return Amount	102.47	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 2,733,000,000	$ 1,746,000,000
PEO Name	Mr. Sabel
Additional 402(v) Disclosure	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s PEO or non-PEO NEOs on average. These amounts reflect the amounts reported in the “Total” column of our Summary Compensation Table, adjusted as shown below. Equity award values are calculated in accordance with FASB ASC Topic 718.The total shareholder return (“TSR”) of our peer group set forth in this table for the fiscal year ended December 31, 2025 utilizes the S&P 500 Energy Index (the “PVP Index”). The comparison assumes $100 was invested on January 24, 2025, when our Class A common stock commenced trading, through the end of the applicable fiscal year. Historical stock performance is not necessarily indicative of future stock performance.
As a company that had its IPO in 2025, we are unable to calculate our TSR or the TSR of our peer group under Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2024, since we had no shares of common stock registered under Section 12 of the Exchange Act during such year.
	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the fiscal years ended December 31, 2025 and December 31, 2024.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,224,598)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,219,856)